UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21603

SPECIAL VALUE OPPORTUNITIES FUND, LLC
(Exact Name of Registrant as Specified in Charter)

2951 28TH STREET, SUITE 1000

SANTA MONICA, CALIFORNIA 90405
(Address of Principal Executive Offices) (Zip Code)

ELIZABETH GREENWOOD, SECRETARY
SPECIAL VALUE OPPORTUNITIES FUND, LLC
2951 28TH STREET, SUITE 1000
SANTA MONICA, CALIFORNIA 90405
(Name and Address of Agent for Service)

Registrant's telephone number, including area code: (310) 566-1000

Copies to:
RICHARD T. PRINS, ESQ.
SKADDEN, ARPS, SLATE, MEAGHER & FLOM LLP
FOUR TIMES SQUARE
NEW YORK, NEW YORK 10036

Date of fiscal year end: DECEMBER 31, 2015

Date of reporting period: MARCH 31, 2015

ITEM 1. SCHEDULE OF INVESTMENTS.

Special Value Opportunities Fund, LLC

(A Delaware Limited Liability Company)

Statement of Investments (Unaudited)

March 31, 2015

Showing Percentage of Total Cash and Investments of the Registrant

								% of
								Cash and
Issuer	Instrument	Ref	Floor	Spread	Maturity	Principal or Shares	Value	Investments	Notes
Debt Investments
Aerospace Product and Parts Manufacturing
Hawker Beechcraft, Inc.	Sr Secured Letters of Credit	LIBOR (Q)	-	2.00%	3/26/2014	$36,582	$20,028	0.01%	B
Hawker Beechcraft, Inc.	Sr Unsecured Notes	Fixed	-	8.50%	4/1/2015	$10,434,000	421,294	0.18%	B
Hawker Beechcraft, Inc.	Sr Unsecured Notes	Fixed	-	8.88%	4/1/2015	$3,047,000	123,029	0.05%	B
							564,351	0.24%
Alumina and Aluminum Production and Processing
Revere Industries, LLC	Second Lien Term Loan	Fixed	-	10.0% PIK	5/29/2015	$17,264,942	17,264,942	7.41%	C
Revere Holdings, Inc.	Unsecured Subordinated Note	Fixed	-	5.0% PIK	6/30/2016	$63,294,168	25,630,973	10.99%	B/C
							42,895,915	18.40%
Business Support Services
STG-Fairway Acquisitions, Inc.	Second Lien Term Loan	LIBOR (Q)	1.25%	9.25%	8/28/2019	$20,517,962	20,825,731	8.93%

Electronic Shopping and Mail-Order Houses
eBay, Inc.	Senior Secured Notes	Fixed	-	1.63%	10/15/2015	$250,000	251,293	0.11%

Financial Investment Activities
Marsico Capital Management	First Lien Term Loan	LIBOR (M)	-	5.00%	12/31/2022	$14,564,805	3,774,688	1.62%

Gaming Industries
Harrah's Operating Company, Inc.	Second Priority Secured Notes	Fixed	-	10.00%	12/15/2018	$26,537,000	5,539,599	2.38%	B

Navigational, Measuring, Electromedical, and Control Instruments Manufacturing
Medtronic, Inc.	Senior Unsecured Notes	Fixed	-	4.75%	9/15/2015	$250,000	254,576	0.11%

Nonscheduled Air Transportation
One Sky Flight, LLC	Second Lien Term Loan	Fixed	-	12% Cash + 3% PIK	6/3/2019	$5,992,887	6,172,673	2.65%

Plastics Product Manufacturing
TR Acquisition Holdings, LLC	Subordinated Promissory Note	LIBOR (Q)	-	10.0% PIK	6/30/2016	$27,618,172	5,990,381	2.57%	B/D
WinCup, Inc.	Second Lien Term Loan C-2	LIBOR (M)	-	14.5% PIK	3/31/2017	$29,992,693	29,992,692	12.86%	D
WinCup, Inc.	Equipment Finance Loan	LIBOR (M)	-	14.5% PIK	3/31/2017	$2,117,090	2,117,090	0.91%	D
							38,100,163	16.34%
Scheduled Air Transportation
Aircraft Leased to United Airlines, Inc.
United N659UA-767, LLC (N659UA)	Aircraft Secured Mortgage	Fixed	-	12.00%	2/28/2016	$1,792,081	1,869,722	0.80%	D
United N661UA-767, LLC (N661UA)	Aircraft Secured Mortgage	Fixed	-	12.00%	5/4/2016	$2,093,615	2,205,333	0.95%	D
							4,075,055	1.75%
Securities and Commodity Contract Intermediation and Brokerage
Goldman Sachs Group, Inc.	Senior Unsecured Notes	Fixed	-	3.70%	8/1/2015	$250,000	252,501	0.11%

Software Publishers
Coreone Technologies, LLC	First Lien Term Loan	LIBOR (Q)	1.00%	3.75% Cash + 5% PIK	9/4/2018	$5,411,562	5,288,449	2.27%
Wired Telecommunication Carriers
AT&T, Inc.	Senior Unsecured Notes	Fixed	-	2.50%	8/15/2015	$250,000	251,537	0.11%

Wireless Telecommunications Carriers
Gogo, LLC	First Lien Term Loan	LIBOR (Q)	1.50%	9.75%	6/21/2017	$6,368,751	6,527,970	2.80%
Gogo, LLC	First Lien Term Loan B-2	LIBOR (Q)	1.00%	6.50%	3/21/2018	$6,510,479	6,315,165	2.71%
							12,843,135	5.51%

Total Debt Investments (Cost $228,419,197)							141,089,666	60.53%

Equity Securities
Aerospace Product and Parts Manufacturing
Beech Holdings, LLC	Membership Units					189,530	1,421,475	0.61%	B/F

Alumina and Aluminum Production and Processing
Revere Holdings, Inc.	Class A Common Shares					90	-	-	B/C/F
Revere Holdings, Inc.	Class B Common Shares					6,940	-	-	B/C/F
Revere Leasing, LLC	Class A Units					90	20,331	0.01%	B/C/F
Revere Leasing, LLC	Class B Units					6,940	1,569,135	0.67%	B/C/F
							1,589,466	0.68%

Special Value Opportunities Fund, LLC

(A Delaware Limited Liability Company)

Statement of Investments (Unaudited) (Continued)

March 31, 2015

Showing Percentage of Total Cash and Investments of the Registrant

								% of
								Cash and
Issuer	Instrument	Ref	Floor	Spread	Maturity	Shares	Value	Investments	Notes
Equity Securities (continued)
Business Support Services
Findly Talent, LLC	Membership Units					992,344	$227,247	0.10%	B/F
STG-Fairway Holdings, LLC	Class A Units					1,179,050	4,087,884	1.75%	B/F
							4,315,131	1.85%
Communications Equipment Manufacturing
Gores I SF Luxembourg, S.àr.1. (Luxembourg)	Company Ordinary Shares					276,043	-	-	B/C/E/F
Gores I SF Luxembourg, S.àr.1. (Luxembourg)	Tracking Preferred Equity Certificates					27,328,261	25,178,709	10.80%	C/E/F
							25,178,709	10.80%
Depository Credit Intermediation
Doral Financial Corporation (Puerto Rico)	Common Stock					92,479	7,398	-	B

Financial Investment Activities
Marsico Holdings, LLC	Common Interest Units					233,889	9,356	-	B/F

Machine Shops; Turned Product; and Screw, Nut, and Bolt Manufacturing
Precision Holdings, LLC	Class C Membership Interests					48	1,048	-	B/F

Nonmetallic Mineral Mining and Quarrying
EPMC HoldCo, LLC	Membership Units					2,561,000	1,331,720	0.57%	D/F

Nonscheduled Air Transportation
Flight Options Holdings I, Inc.	Warrants to Purchase Common Stock					587	1,283,336	0.55%	B/F

Oil and Gas Extraction
Woodbine Intermediate Holdings, LLC	Membership Units					303	653,779	0.28%	B/D/F

Other Telecommunications
LightSquared Inc.	Call Option					135,791	-	-	B/F

Plastics Product Manufacturing
WinCup, Inc.	Common Stock					73,517,938	-	-	B/D/F

Radio and Television Broadcasting
SCG Financial Acquisition Corp.	Warrants to Purchase Common Stock					72,907	91,863	0.04%	B

Retail
Shop Holding, LLC	Class A Units					430,001	268,278	0.12%	B/F
Shop Holding, LLC	Warrants to Purchase Class A Units					276,985	15,591	-	B/F
							283,869	0.12%
Scheduled Air Transportation
Aircraft Leased to United Airlines, Inc.
United N659UA-767, LLC (N659UA)	Trust Beneficial Interests					778	4,543,089	1.95%	D/F
United N661UA-767, LLC (N661UA)	Trust Beneficial Interests					755	4,408,358	1.89%	D/F
							8,951,447	3.84%
Semiconductor and Other Electronic Component Manufacturing
TPG Hattrick Holdco, LLC	Common Units					4,550,676	3,686,048	1.58%	B/F

Wired Telecommunications Carriers
Integra Telecom, Inc.	Common Stock					5,728,661	23,596,928	10.12%	B/C/F
Integra Telecom, Inc.	Warrants					2,272,561	1,448,758	0.62%	B/C/F
V Telecom Investment S.C.A. (Luxembourg)	Common Shares					2,127	4,368,255	1.87%	B/E/F
							29,413,941	12.61%
Wireless Telecommunications Carriers (except Satellite)
Mid-Bowline Group Corp. (Canada)	Class A Voting Shares					5,809,222	6,868,859	2.95%	B/E/F

Total Equity Securities (Cost $200,158,538)							85,087,445	36.48%

Total Investments (Cost $428,577,735)							226,177,111	97.01%	G

Special Value Opportunities Fund, LLC

(A Delaware Limited Liability Company)

Statement of Investments (Unaudited) (Continued)

March 31, 2015

Showing Percentage of Total Cash and Investments of the Registrant

								% of
								Cash and
Issuer	Instrument	Ref	Floor	Spread	Maturity	Principal	Value	Investments	Notes
Cash and Cash Equivalents
Wells Fargo & Company Money Market Deposit Account							$2,440,681	1.05%
Union Bank of California	Commercial Paper	Fixed	-	0.03%	4/1/2015	$3,000,000	3,000,000	1.29%
Bank One Corp.	Subordinated Notes	Fixed	-	4.90%	4/30/2015	$150,000	150,454	0.06%
CitiFinancial Credit Co.	Senior Unsecured Notes	Fixed	-	6.63%	6/1/2015	$250,000	252,462	0.11%
Ford Motor Credit Co, LLC	Senior Unsecured Notes	Fixed	-	2.75%	5/15/2015	$250,000	250,920	0.11%
HSBC Finance Corp.	Senior Unsecured Notes	Fixed	-	5.00%	6/30/2015	$250,000	252,650	0.11%
Morgan Stanley	Senior Unsecured Notes	Fixed	-	4.00%	7/24/2015	$250,000	252,341	0.11%
Teva Pharma Fin II/III	Senior Unsecured Notes	Fixed	-	3.00%	6/15/2015	$250,000	251,258	0.11%
Cash Denominated in Foreign Currencies							91,860	0.04%
Total Cash and Cash Equivalents							6,942,626	2.99%

Total Cash and Investments							$233,119,737	100.00%

Notes to Statement of Investments

(A) Investments in bank debt generally are bought and sold among institutional investors in transactions not subject to registration under the Securities Act of 1933. Such transactions are generally subject to contractual restrictions, such as approval of the agent or borrower.

(B) Non-income producing.

(C) Non-controlled affiliate – as defined under the Investment Company Act of 1940 (ownership of between 5% and 25% of the outstanding voting securities of this issuer).

(D) Controlled issuer – as defined under the Investment Company Act of 1940 (ownership of more than 25% of the outstanding voting securities of this issuer).

(E) Principal or shares amount denominated in foreign currency. Cost and fair value converted to U.S. dollars.

(F) Restricted security.

(G) Includes investments with an aggregate market value of $5,539,599 that have been segregated to collateralize certain unfunded commitments.

LIBOR or EURIBOR resets monthly (M), quarterly (Q), or semiannually (S).

Aggregate purchases and aggregate sales of investments, other than government securities, totaled $2,698,960 and $11,165,914, respectively for the three months ended March 31, 2015. Aggregate purchases includes investment assets received as payment in kind. Aggregate sales includes principal paydowns on and maturities of debt investments. The total value of restricted securities and bank debt as of March 31, 2015 was $218,984,021, or 93.94% of total cash and investments of the Registrant.

The aggregate cost of securities for federal income tax purposes, excluding cash and cash equivalents, was $428,577,735. Net unrealized depreciation aggregated to $202,400,624, of which $11,769,251 related to appreciated investments and $214,169,875 related to depreciated investments.

Derivative instruments at March 31, 2015 were as follows:

Instrument	Notional Amount	Fair Value
CAD/US Dollar Cross-Currency Basis Forward Contract, Pay CAD / Receive USD, Expiring 12/17/18	$1,189,222	$65,816

See accompanying notes.

Investments of the Registrant may be categorized based on the types of inputs used in valuing such investments. The level in the GAAP valuation hierarchy in which an investment falls is based on the lowest level input that is significant to the valuation of the investment in its entirety. Transfers between levels are recognized as of the beginning of the reporting period. At March 31, 2015, the investments of the Registrant were categorized as follows:

Level	Basis for Determining Fair Value	Bank Debt	Other Corporate Debt	Equity Securities
1	Quoted prices in active markets for identical assets	$-	$-	$99,261
2	Other observable market inputs*	3,774,688	6,549,506	-
3	Independent third-party pricing sources that employ significant unobservable inputs	130,221,150	-	78,152,655
3	Internal valuations with significant unobservable inputs	-	544,322	6,835,529
Total		$133,995,838	$7,093,828	$85,087,445

* E.g., quoted prices in inactive markets or quotes for comparable investments

Changes in investments categorized as Level 3 during the three months ended March 31, 2015 were as follows:

	Independent Third-Party Valuation
	Bank Debt	Other Corporate Debt	Equity Securities
Beginning balance	$134,520,001	$57,391	$83,782,043
Net realized and unrealized gains (losses)	466,982	4,620	(5,997,475)
Acquisitions	1,802,070	-	836,690
Dispositions	(6,567,903)	(62,011)	(468,603)
Ending balance	$130,221,150	$-	$78,152,655

Net change in unrealized gains (losses) during the period on investments still held at period end (included in net realized and unrealized gains/losses, above)	$513,395	$-	$(5,997,475)

Changes in investments categorized as Level 3 during the three months ended March 31, 2015 were as follows:

	Investment Manager Valuation
	Bank Debt	Other Corporate Debt	Equity Securities
Beginning balance	$-	$535,250	$6,453,499
Net realized and unrealized gains (losses)	-	9,072	408,503
Acquisitions	-	-	-
Dispositions	-	-	(26,473)
Ending balance	$-	$544,322	$6,835,529

Net change in unrealized gains (losses) during the period on investments still held at period end (included in net realized and unrealized gains/losses, above)	$-	$9,072	$408,503

Changes to investments in affiliates(1) and interest and dividends earned on such securities during the three months ended March 31, 2015 were as follows:

Investment	Value, Beginning of Period	Acquisitions	Dispositions	Value, End of Period	Interest & Dividends Earned

EPMC HoldCo, LLC, Membership Units	$1,331,720	$-	$-	$1,331,720	$-
Gores I SF Luxembourg, S.àr.1., Company Ordinary Shares	-	-	-	-	-
Gores I SF Luxembourg, S.àr.1., Tracking Preferred Equity Certificates	30,328,352	-	-	25,178,709	-
Integra Telecom, Inc., Common Stock	23,802,014	-	-	23,596,928	-
Integra Telecom, Inc., Warrants	1,483,528	-	-	1,448,758	-
Revere Holdings, Inc., Class A Common Shares	-	-	-	-	-
Revere Holdings, Inc., Class B Common Shares	-	-	-	-	-
Revere Holdings, Inc., Unsecured Subordinated Note, 5% PIK, due 6/30/14	26,836,727	-	-	25,630,973	-
Revere Industries, LLC, 2nd Lien Term Loan, 10% PIK, due 5/29/15	16,849,475	415,467	-	17,264,942	415,580
Revere Leasing, LLC, Class A Units	20,670	-	(339)	20,331	-
Revere Leasing, LLC, Class B Units	1,595,262	-	(26,135)	1,569,135	-
TR Acquisition Holdings, LLC, Subordinated Promissory Note, 10% PIK, due 6/30/16	4,142,726	-	-	5,990,381	-
N659UA Aircraft Secured Mortgage, 12%, due 2/28/16	2,324,544	-	(424,759)	1,869,722	61,861
N661UA Aircraft Secured Mortgage, 12%, due 5/4/16	2,662,152	-	(411,930)	2,205,333	67,367
N659UA Equipment Trust Beneficial Interests	4,452,655	424,759	(236,347)	4,543,089	-
N661UA Equipment Trust Beneficial Interests	4,314,129	411,930	(232,256)	4,408,358	-
WinCup, Inc., 2nd Lien Term Loan C-2, LIBOR + 14.5% PIK, due 3/31/17	28,919,085	1,073,607	-	29,992,692	1,074,053
WinCup, Inc., Common Stock	-	-	-	-	-
WinCup, Inc., Equipment Finance Loan, LIBOR + 14.5% PIK, due 3/31/17	2,041,308	75,783	-	2,117,090	75,814
Woodbine Intermediate Holdings, LLC, Membership Units	1,867,938	-	-	653,779	-

(1) The issuers of the securities listed on this schedule are considered affiliates under the Investment Company Act of 1940 due to the ownership by the Registrant of 5% or more of the issuers' voting securities.

Acquisition date and cost of restricted securities of unaffiliated issuers held at March 31, 2015 were as follows:

Investment	Acquisition Date	Cost

Beech Holdings, LLC, Membership Units	3/1/13	$2,408,525
Findly Talent, LLC, Membership Units	1/1/14	323,581
Flight Options Holdings I, Inc., Warrants to Purchase Common Stock	12/4/13	406,003
LightSquared Inc., Call Option $0.01	12/31/13	-
Marsico Holdings, LLC, Common Interest Units	9/10/12	239,429
Mid-Bowline Group Corp., Class A Voting Shares	9/16/14	5,247,033
Precision Holdings, LLC, Class C Membership Interests	Various 2010	-
Shop Holding, LLC, Class A Units	6/2/11	407,009
Shop Holding, LLC, Warrants to Purchase Class A Units	6/2/11	-
STG-Fairway Holdings, LLC, Class A Units	12/30/10	1,321,700
TPG Hattrick Holdco, LLC, Common Units	4/21/06	4,868,079
V Telecom Investment S.C.A., Common Shares	11/9/12	4,966,834

ITEM 2.	CONTROLS AND PROCEDURES.

(a)          The Registrant’s Chief Executive Officer and Chief Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) under the Securities Exchange Act of 1934.

(b)          There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Special Value Opportunities Fund, LLC

By:	/s/ Mark K. Holdsworth

Name:	Mark K. Holdsworth
Title:	Chief Executive Officer
Date:	June 1, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Mark K. Holdsworth

Name:	Mark K. Holdsworth
Title:	Chief Executive Officer
Date:	June 1, 2015

By:	/s/ Paul L. Davis

Name:	Paul L. Davis
Title:	Chief Financial Officer
Date:	June 1, 2015